Offerings	Apr. 01, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	(1) Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby. (2) There are being registered hereunder such indeterminate number of shares of common stock, preferred stock, warrants, debt securities, depositary shares, subscription rights and/or units as shall have an aggregate initial offering price not to exceed $1,000,000,000. Securities registered hereby may be offered for U.S. dollars or in foreign currencies or currency units and may be sold separately or together in units with other securities registered hereby. Also includes such indeterminate principal amount, liquidation amount or number of securities as may be issued upon conversion or exchange of any securities that provide for conversion or exchange into other securities. Separate consideration may or may not be received by the registrant for securities that are issuable upon exercise, conversion or exchange of other securities. The aggregate maximum offering price of all securities offered and sold by the registrant pursuant to this registration statement shall not have a maximum aggregate offering price that exceeds $1,000,000,000 in U.S. dollars or the equivalent at the time of offering in any other currency. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended ("Securities Act"), the securities being registered hereunder include such indeterminate number of shares of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (3) Pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act, the proposed maximum aggregate offering price per class of security is omitted, the security type "Unallocated (Universal) Shelf" is included and the maximum aggregate offering price for all of the classes of securities is provided on a combined basis. (4) Calculated pursuant to Rule 457(o) under the Securities Act based on the maximum aggregate offering price.